Other liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of other liabilities [Line Items]
Current trade payables	$ 41,788	$ 4,808
Lease liabilities	3,721	3,014
Current dividend payables	1,302	2,040
Other Sundry Current Liabilities	9	203
Other current liabilities	46,820	10,065
Lease liabilities	18,717	12,822
Other Sundry Non-Current Liabilities	71	202
Other non-current liabilities	18,788	$ 13,024
Dividends payable declared to the previous non-controlling shareholders of VBI	1,200
Capital calls payable for certain longterm investments	6,500
GPMS and Nexus
Schedule of other liabilities [Line Items]
Current trade payables	5,600
Tria Comercializadora de Energía S.A. [Member]
Schedule of other liabilities [Line Items]
Current trade payables	$ 18,700